Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at December 31,	2025	2024
Private Equity Investments (Note 31)	193	219
Precious Metals	54	92
Long-Term Receivables and Prepaids	130	68
Net Investment in Finance Leases	64	61
Intangible Assets	23	11
	464	451